Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development	$ 8,976,643	$ 5,919,452	$ 99,580
General and administrative	6,505,721	5,941,169	2,199,790
Total operating expenses	15,482,364	11,860,621	2,299,370
Operating loss	(15,482,364)	(11,860,621)	(2,299,370)
Other income (expense), net	10,045	(17,323)	(328,365)
Interest expense	(95,211)	(48,100)	(86,792)
Interest on related party loans	(5,655)	(20,034)	(146,908)
Loss on extinguishment of convertible notes	(922,495)
Net loss	(16,495,680)	(11,946,078)	(2,861,435)
Defined pension plan adjustments	100,948	(132,358)	(683)
Comprehensive loss	$ (16,394,732)	$ (12,078,436)	$ (2,862,118)
Basic and diluted net loss per common share (in Dollars per share)	$ (0.84)	$ (1)	$ (0.41)
Weighted average common shares used in computing basic and diluted net loss per common share (in Shares)	19,682,643	11,901,636	6,960,000